PLANT AND EQUIPMENT, NET (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Depreciation expense	$ 39,659	$ 104,716
Accumulated depreciation transferred		70,217
Currency translation differences	245	2,259
Plant and equipment written off	0	26,683
Impairment loss of plant and equipment	$ 0	$ 0
Gamehaus Inc [Member]
Depreciation expense			$ 131,582	$ 151,126
Accumulated depreciation transferred			70,166	1,326
Currency translation differences			1,031	19,444
Plant and equipment written off			3,695	1,738
Impairment loss of plant and equipment			$ 0	$ 0